Foreign exchange fluctuations (net) (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Foreign Exchange Fluctuations
Revenue with Exchange Variations	R$ 510,993,772	R$ 121,821,934	R$ 104,400,557
Expenses with Exchange Variations	(521,807,828)	(120,334,255)	(103,335,390)
Total	R$ (10,814,056)	R$ 1,487,679	R$ 1,065,167